Premises and Equipment	12 Months Ended
Dec. 31, 2013
Premises and Equipment
Premises and Equipment

(5)                     Premises and Equipment

A summary of premises and equipment at December 31, 2013 and 2012 is as follows:

(in thousands)	2013	2012
Land and land improvements	$10,073	$10,073
Buildings and improvements	33,730	34,174
Furniture and equipment	11,627	12,250
Construction in progress	2,402	155
Total	57,832	56,652
Less accumulated depreciation	19,753	19,631
Premises and equipment, net	$38,079	$37,021

Depreciation expense for the years ended December 31, 2013, 2012, and 2011 was as follows:

(in thousands)	2013	2012	2011
Depreciation expense	$1,605	$1,858	$1,940